UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-5897
                                   ------------


                        AXP MARKET ADVANTAGE SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     1/31
                         --------------

Date of reporting period:   10/31
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                         AXP(R) PORTFOLIO BUILDER FUNDS

                                AT OCT. 31, 2004

Investments in Securities

AXP Portfolio Builder Aggressive Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity funds (85.1%)
                                                  Shares           Value(a)

International (19.6%)
AXP(R) Partners International
  Aggressive Growth Fund                         598,300(b)      $4,128,270
AXP(R) Partners International
  Core Fund                                      594,891(b)       4,199,929
AXP(R) Partners International
  Select Value Fund                              544,559(b)       4,209,439
AXP(R) Partners International
  Small Cap Fund                                 264,246(b)       2,098,113
AXP(R) Threadneedle Emerging
  Markets Fund                                   396,353(b)       2,520,808
AXP(R) Threadneedle
  International Fund                             629,455(b)       4,185,879
Total                                                            21,342,438

Real estate (4.4%)
AXP(R) Real Estate Fund                          414,631(b)       4,813,865

U.S. large cap (47.7%)
AXP(R) Diversified Equity
  Income Fund                                    510,689          5,111,999
AXP(R) Growth Fund                               238,213(b)       6,005,345
AXP(R) Large Cap
  Equity Fund                                    965,891          4,549,345
AXP(R) Large Cap Value Fund                    1,059,743(b)       5,860,379
AXP(R) New Dimensions Fund(R)                    253,662          5,882,427
AXP(R) Partners Fundamental
  Value Fund                                   1,137,125(b)       5,856,194
AXP(R) Partners Growth Fund                    1,062,543(b)       5,982,117
AXP(R) Partners Value Fund                     1,146,689(b)       5,939,850
AXP(R) Quantitative
  Large Cap Equity Fund                          739,488(b)       4,555,245
AXP(R) Stock Fund                                125,470          2,269,751
Total                                                            52,012,652

U.S. mid cap (10.2%)
AXP(R) Equity Select Fund                        170,559(b)       2,074,003
AXP(R) Mid Cap Value Fund                        561,226(b)       3,894,906
AXP(R) Partners Aggressive
  Growth Fund                                    309,980(b)       2,120,261
AXP(R) Partners Select
  Value Fund                                     481,759          2,986,903
Total                                                            11,076,073

U.S. small cap (3.2%)
AXP(R) Partners Small Cap
  Core Fund                                      127,553(b)         742,359
AXP(R) Partners Small Cap
  Growth Fund                                    165,784(b)         678,055
AXP(R) Partners Small Cap
  Value Fund                                     196,748(b)       1,379,206
AXP(R) Small Cap
  Advantage Fund                                  97,338(b)         670,656
Total                                                             3,470,276

Total equity funds
(Cost: $90,119,444)                                             $92,715,304

Fixed income funds (15.0%)
                                                  Shares           Value(a)

High yield (3.8%)
AXP(R) Income
  Opportunities Fund                             383,872         $4,111,266

Investment grade (11.2%)
AXP(R) Core Bond Fund                            506,952          4,973,197
AXP(R) Limited Duration
  Bond Fund                                      410,034          4,063,441
AXP(R) Selective Fund                            364,844          3,181,439
Total                                                            12,218,077

Total fixed income funds
(Cost: $15,982,717)                                             $16,329,343

Total investments in securities
(Cost: $106,102,161)(c)                                        $109,044,647

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2004.

(b)  Non-income producing.

(c) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $106,102,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $3,037,000
     Unrealized depreciation                                        (94,000)
                                                                    -------
     Net unrealized appreciation                                 $2,943,000
                                                                 ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
2 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Investments in Securities

AXP Portfolio Builder Conservative Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fixed income funds (67.0%)
                                                  Shares           Value(a)

Investment grade
AXP(R) Core Bond Fund                            750,469         $7,362,101
AXP(R) Limited Duration
  Bond Fund                                      757,081          7,502,676
AXP(R) Selective Fund                          1,626,122         14,179,785
AXP(R) Short Duration
  U.S. Government Fund                           755,693          3,649,998

Total fixed income funds
(Cost: $32,378,251)                                             $32,694,560

Equity funds (25.1%)
                                                  Shares           Value(a)

International (5.1%)
AXP(R) Partners International
  Aggressive Growth Fund                          80,140(b)        $552,964
AXP(R) Partners International
  Core Fund                                       74,948(b)         529,133
AXP(R) Partners International
  Select Value Fund                               72,704(b)         562,004
AXP(R) Partners International
  Small Cap Fund                                  34,622(b)         274,898
AXP(R) Threadneedle
  International Fund                              83,617(b)         556,055
Total                                                             2,475,054

Real estate (4.3%)
AXP(R) Real Estate Fund                          182,498(b)      $2,118,807

U.S. large cap (12.3%)
AXP(R) Diversified Equity
  Income Fund                                     59,129            591,883
AXP(R) Growth Fund                                27,491(b)         693,036
AXP(R) Large Cap Equity Fund                     111,174            523,628
AXP(R) Large Cap Value Fund                      122,112(b)         675,280
AXP(R) New Dimensions Fund(R)                     29,262            678,590
AXP(R) Partners Fundamental
  Value Fund                                     131,148(b)         675,414
AXP(R) Partners Growth Fund                      122,739(b)         691,018
AXP(R) Partners Value Fund                       132,242(b)         685,014
AXP(R) Quantitative
  Large Cap Equity Fund                           85,218(b)         524,943
AXP(R) Stock Fund                                 14,555            263,295
Total                                                             6,002,101

U.S. mid cap (2.6%)
AXP(R) Equity Select Fund                         18,950(b)         230,434
AXP(R) Mid Cap Value Fund                         64,476(b)         447,463
AXP(R) Partners Aggressive
  Growth Fund                                     36,469(b)         249,450
AXP(R) Partners Select
  Value Fund                                      55,510            344,163
Total                                                             1,271,510

U.S. small cap (0.8%)
AXP(R) Partners Small Cap
  Core Fund                                       22,565(b)         131,327
AXP(R) Partners Small Cap
  Growth Fund                                     17,449(b)          71,368
AXP(R) Partners Small Cap
  Value Fund                                      21,252(b)         148,978
AXP(R) Small Cap
  Advantage Fund                                   5,534(b)          38,129
Total                                                               389,802

Total equity funds
(Cost: $11,828,514)                                             $12,257,274

Cash equivalents (7.4%)
                                                  Shares           Value(a)

Money market fund
AXP(R) Cash
  Management Fund                              3,614,002         $3,614,002

Total cash equivalents
(Cost: $3,614,002)                                               $3,614,002

Total investments in securities
(Cost: $47,820,767)(c)                                          $48,565,836

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2004.

(b)  Non-income producing.

(c) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $47,821,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $759,000
     Unrealized depreciation                                        (14,000)
                                                                    -------
     Net unrealized appreciation                                   $745,000
                                                                   --------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Investments in Securities

AXP Portfolio Builder Moderate Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity funds (55.1%)
                                                  Shares           Value(a)

International (12.3%)
AXP(R) Partners International
  Aggressive Growth Fund                         651,527(b)      $4,495,533
AXP(R) Partners International
  Core Fund                                      653,925(b)       4,616,711
AXP(R) Partners International
  Select Value Fund                              613,698(b)       4,743,889
AXP(R) Partners International
  Small Cap Fund                                 285,630(b)       2,267,904
AXP(R) Threadneedle
  Emerging Markets Fund                          440,505(b)       2,801,609
AXP(R) Threadneedle
  International Fund                             690,606(b)       4,592,530
Total                                                            23,518,176

Real estate (4.3%)
AXP(R) Real Estate Fund                          705,907(b)       8,195,582

U.S. large cap (30.0%)
AXP(R) Diversified Equity
  Income Fund                                    560,420          5,609,801
AXP(R) Growth Fund                               261,417(b)       6,590,330
AXP(R) Large Cap
  Equity Fund                                  1,061,246          4,998,471
AXP(R) Large Cap
  Value Fund                                   1,170,853(b)       6,474,816
AXP(R) New Dimensions Fund(R)                    278,226          6,452,064
AXP(R) Partners
  Fundamental Value Fund                       1,257,413(b)       6,475,676
AXP(R) Partners Growth Fund                    1,167,386(b)       6,572,382
AXP(R) Partners Value Fund                     1,268,185(b)       6,569,198
AXP(R) Quantitative
  Large Cap Equity Fund                          814,430(b)       5,016,886
AXP(R) Stock Fund                                138,447          2,504,510
Total                                                            57,264,134

U.S. mid cap (6.4%)
AXP(R) Equity Select Fund                        187,428(b)       2,279,126
AXP(R) Mid Cap Value Fund                        618,274(b)       4,290,822
AXP(R) Partners Aggressive
  Growth Fund                                    344,080(b)       2,353,505
AXP(R) Partners Select
  Value Fund                                     529,291          3,281,604
Total                                                            12,205,057

U.S. small cap (2.1%)
AXP(R) Partners Small Cap
  Core Fund                                      166,901(b)         971,361
AXP(R) Partners Small Cap
  Growth Fund                                    176,718(b)         722,776
AXP(R) Partners Small Cap
  Value Fund                                     218,005(b)       1,528,219
AXP(R) Small Cap
  Advantage Fund                                 110,669(b)         762,512
Total                                                             3,984,868

Total equity funds
(Cost: $101,946,383)                                           $105,167,817

Fixed income funds (44.7%)
                                                  Shares           Value(a)

Global bond (4.6%)
AXP(R) Global Bond Fund                        1,241,963         $8,731,003

High yield (9.0%)
AXP(R) Income
  Opportunities Fund                           1,606,918         17,210,088

Inflation protected securities (4.5%)
AXP(R) Inflation Protected
  Securities Fund                                846,249          8,555,574

Investment grade (26.6%)
AXP(R) Core Bond Fund                          2,483,535         24,363,477
AXP(R) Limited Duration
  Bond Fund                                      853,407          8,457,261
AXP(R) Selective Fund                          2,078,881         18,127,840
Total                                                            50,948,578

Total fixed income funds
(Cost: $83,527,388)                                             $85,445,243

Total investments in securities
(Cost: $185,473,771)(c)                                        $190,613,060

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2004.

(b)  Non-income producing.

(c) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $185,474,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $5,234,000
     Unrealized depreciation                                        (95,000)
                                                                    -------
     Net unrealized appreciation                                 $5,139,000
                                                                 ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Investments in Securities

AXP Portfolio Builder Moderate Aggressive Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity funds (70.1%)
                                                  Shares           Value(a)
International (15.9%)
AXP(R) Partners International
  Aggressive Growth Fund                         991,805(b)      $6,843,451
AXP(R) Partners International
  Core Fund                                      985,590(b)       6,958,267
AXP(R) Partners International
  Select Value Fund                              923,340(b)       7,137,421
AXP(R) Partners International
  Small Cap Fund                                 438,294(b)       3,480,056
AXP(R) Threadneedle
  Emerging Markets Fund                          662,683(b)       4,214,662
AXP(R) Threadneedle
  International Fund                           1,044,981(b)       6,949,122
Total                                                            35,582,979

Real estate (4.5%)
AXP(R) Real Estate Fund                          859,800(b)       9,982,276

U.S. large cap (38.8%)
AXP(R) Diversified Equity
  Income Fund                                    848,856          8,497,053
AXP(R) Growth Fund                               397,302(b)      10,015,975
AXP(R) Large Cap
  Equity Fund                                  1,609,851          7,582,400
AXP(R) Large Cap
  Value Fund                                   1,757,856(b)       9,720,944
AXP(R) New Dimensions Fund(R)                    422,844          9,805,751
AXP(R) Partners
  Fundamental Value Fund                       1,887,843(b)       9,722,391
AXP(R) Partners Growth Fund                    1,773,153(b)       9,982,853
AXP(R) Partners Value Fund                     1,903,115(b)       9,858,137
AXP(R) Quantitative
  Large Cap Equity Fund                        1,232,823(b)       7,594,188
AXP(R) Stock Fund                                209,375          3,787,587
Total                                                            86,567,279

U.S. mid cap (8.3%)
AXP(R) Equity Select Fund                        284,414(b)       3,458,473
AXP(R) Mid Cap Value Fund                        935,866(b)       6,494,907
AXP(R) Partners Aggressive
  Growth Fund                                    522,426(b)       3,573,393
AXP(R) Partners Select
  Value Fund                                     801,316          4,968,160
Total                                                            18,494,933

U.S. small cap (2.6%)
AXP(R) Partners Small Cap
  Core Fund                                      230,279(b)       1,340,221
AXP(R) Partners Small Cap
  Growth Fund                                    286,319(b)       1,171,046
AXP(R) Partners Small Cap
  Value Fund                                     329,061(b)       2,306,719
AXP(R) Small Cap
  Advantage Fund                                 152,886(b)       1,053,387
Total                                                             5,871,373

Total equity funds
(Cost: $152,044,608)                                           $156,498,840

Fixed income funds (29.9%)
                                                  Shares           Value(a)

Global bond (4.6%)
AXP(R) Global Bond Fund                        1,452,634        $10,212,015

High yield (4.5%)
AXP(R) Income
  Opportunities Fund                             933,682          9,999,738

Inflation protected securities (3.0%)
AXP(R) Inflation Protected
  Securities Fund                                667,799          6,751,447

Investment grade (17.8%)
AXP(R) Core Bond Fund                          2,036,075         19,973,899
AXP(R) Limited Duration
  Bond Fund                                      668,502          6,624,858
AXP(R) Selective Fund                          1,513,475         13,197,499
Total                                                            39,796,256

Total fixed income funds
(Cost: $65,147,980)                                             $66,759,456

Total investments in securities
(Cost: $217,192,588)(c)                                        $223,258,296

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2004.

(b)  Non-income producing.

(c) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $217,193,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $6,230,000
     Unrealized depreciation                                       (165,000)
                                                                   --------
     Net unrealized appreciation                                 $6,065,000
                                                                 ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Investments in Securities

AXP Portfolio Builder Moderate Conservative Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fixed income funds (56.7%)
                                                  Shares           Value(a)

Global bond (6.1%)
AXP(R) Global Bond Fund                          739,430         $5,198,191

High yield (6.0%)
AXP(R) Income
  Opportunities Fund                             479,001          5,130,106

Inflation protected securities (6.0%)
AXP(R) Inflation Protected
  Securities Fund                                506,852          5,124,276

Investment grade (38.6%)
AXP(R) Core Bond Fund                            993,627          9,747,483
AXP(R) Limited Duration
  Bond Fund                                    1,076,283         10,665,965
AXP(R) Selective Fund                            895,050          7,804,840
AXP(R) Short Duration
  U.S. Government Fund                         1,046,390          5,054,064
Total                                                            33,272,352

Total fixed income funds
(Cost: $47,813,244)                                             $48,724,925

Equity funds (40.5%)
                                                  Shares           Value(a)

International (8.7%)
AXP(R) Partners International
  Aggressive Growth Fund                         206,299(b)      $1,423,464
AXP(R) Partners International
  Core Fund                                      209,000(b)       1,475,543
AXP(R) Partners International
  Select Value Fund                              195,221(b)       1,509,059
AXP(R) Partners International
  Small Cap Fund                                  91,450(b)         726,113
AXP(R) Threadneedle
  Emerging Markets Fund                          139,033(b)         884,252
AXP(R) Threadneedle
  International Fund                             220,992(b)       1,469,595
Total                                                             7,488,026

Real estate (4.5%)
AXP(R) Real Estate Fund                          331,952(b)       3,853,963

U.S. large cap (21.4%)
AXP(R) Diversified Equity
  Income Fund                                    181,329          1,815,105
AXP(R) Growth Fund                                83,431(b)       2,103,303
AXP(R) Large Cap Equity Fund                     338,587          1,594,746
AXP(R) Large Cap Value Fund                      374,464(b)       2,070,785
AXP(R) New Dimensions Fund(R)                     88,831          2,059,983
AXP(R) Partners Fundamental
  Value Fund                                     403,221(b)       2,076,586
AXP(R) Partners Growth Fund                      372,589(b)       2,097,679
AXP(R) Partners Value Fund                       406,096(b)       2,103,575
AXP(R) Quantitative
  Large Cap Equity Fund                          259,847(b)       1,600,655
AXP(R) Stock Fund                                 44,034            796,583
Total                                                            18,319,000

U.S. mid cap (4.5%)
AXP(R) Equity Select Fund                         59,300(b)         721,085
AXP(R) Mid Cap Value Fund                        196,601(b)       1,364,409
AXP(R) Partners Aggressive
  Growth Fund                                    110,764(b)         757,628
AXP(R) Partners Select
  Value Fund                                     168,628          1,045,493
Total                                                             3,888,615

U.S. small cap (1.4%)
AXP(R) Partners Small Cap
  Core Fund                                       65,549(b)         381,496
AXP(R) Partners Small Cap
  Growth Fund                                     57,703(b)         236,006
AXP(R) Partners Small Cap
  Value Fund                                      67,336(b)         472,026
AXP(R) Small Cap
  Advantage Fund                                  17,226(b)         118,691
Total                                                             1,208,219

Total equity funds
(Cost: $33,659,755)                                             $34,757,823

Cash equivalents (3.0%)
                                                  Shares           Value(a)

Money market fund
AXP(R) Cash
  Management Fund                              2,556,285         $2,556,285

Total cash equivalents
(Cost: $2,556,285)                                               $2,556,285

Total investments in securities
(Cost: $84,029,284)(c)                                          $86,039,033

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2004.

(b)  Non-income producing.

(c) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $84,029,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $2,054,000
     Unrealized depreciation                                        (44,000)
                                                                    -------
     Net unrealized appreciation                                 $2,010,000
                                                                 ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
6 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Investments in Securities

AXP Portfolio Builder Total Equity Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity funds (100.1%)
                                                  Shares           Value(a)

International (23.2%)
AXP(R) Partners International
  Aggressive Growth Fund                         549,053(b)      $3,788,463
AXP(R) Partners International
  Core Fund                                      548,956(b)       3,875,633
AXP(R) Partners International
  Select Value Fund                              503,160(b)       3,889,426
AXP(R) Partners International
  Small Cap Fund                                 239,229(b)       1,899,478
AXP(R) Threadneedle
  Emerging Markets Fund                          364,906(b)       2,320,804
AXP(R) Threadneedle
  International Fund                             580,813(b)       3,862,406
Total                                                            19,636,210

Real estate (4.4%)
AXP(R) Real Estate Fund                          317,313(b)       3,684,003

Equity funds (continued)
                                                  Shares           Value(a)

U.S. large cap (56.5%)
AXP(R) Diversified Equity
  Income Fund                                    463,135         $4,635,983
AXP(R) Growth Fund                               219,414(b)       5,531,426
AXP(R) Large Cap Equity Fund                     889,278          4,188,500
AXP(R) Large Cap Value Fund                      974,925(b)       5,391,337
AXP(R) New Dimensions Fund(R)                    233,491          5,414,647
AXP(R) Partners Fundamental
  Value Fund                                   1,045,399(b)       5,383,806
AXP(R) Partners Growth Fund                      978,723(b)       5,510,210
AXP(R) Partners Value Fund                     1,047,175(b)       5,424,365
AXP(R) Quantitative
  Large Cap Equity Fund                          681,058(b)       4,195,314
AXP(R) Stock Fund                                115,686          2,092,766
Total                                                            47,768,354

U.S. mid cap (12.2%)
AXP(R) Equity Select Fund                        154,767(b)       1,881,971
AXP(R) Mid Cap Value Fund                        522,733(b)       3,627,769
AXP(R) Partners Aggressive
  Growth Fund                                    293,221(b)       2,005,630
AXP(R) Partners Select
  Value Fund                                     443,630          2,750,507
Total                                                            10,265,877

U.S. small cap (3.8%)
AXP(R) Partners Small Cap
  Core Fund                                      118,053(b)         687,066
AXP(R) Partners Small Cap
  Growth Fund                                    157,254(b)         643,169
AXP(R) Partners Small Cap
  Value Fund                                     181,487(b)       1,272,225
AXP(R) Small Cap
  Advantage Fund                                  87,909(b)         605,691
Total                                                             3,208,151

Total equity funds
(Cost: $82,230,729)                                             $84,562,595

Total investments in securities
(Cost: $82,230,729)(c)                                          $84,562,595

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2004.

(b)  Non-income producing.

(c) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $82,231,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $2,433,000
     Unrealized depreciation                                       (101,000)
                                                                   --------
     Net unrealized appreciation                                 $2,332,000
                                                                 ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
7 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

                                                             S-6282-80 A (12/04)

                               PORTFOLIO HOLDINGS

                                       FOR

                            AXP(R) S&P 500 INDEX FUND

                                AT OCT. 31, 2004

Investments in Securities

AXP S&P 500 Index Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.0%)
Issuer                                            Shares           Value(a)

Aerospace & defense (2.0%)
Boeing                                              27,524       $1,373,448
General Dynamics                                     6,555          669,397
Goodrich                                             3,849          118,665
Honeywell Intl                                      28,185          949,271
Lockheed Martin                                     14,593          803,928
Northrop Grumman                                    11,766          608,891
Raytheon                                            14,797          539,795
Rockwell Automation                                  6,081          253,517
Rockwell Collins                                     5,801          205,761
United Technologies                                 16,776        1,557,147
Total                                                             7,079,820

Airlines (0.1%)
Delta Air Lines                                      4,079(b)        22,231
Southwest Airlines                                  25,864          407,875
Total                                                               430,106

Automotive & related (1.0%)
AutoNation                                           8,755(b)       150,849
Cooper Tire & Rubber                                 2,427           47,278
Cummins                                              1,450          101,616
Dana                                                 4,881           72,776
Delphi                                              18,346          154,290
Eaton                                                4,970          317,832
Ford Motor                                          59,937          780,978
General Motors                                      18,489          712,750
Genuine Parts                                        5,714          227,931
Goodyear Tire & Rubber                               5,742(b)        57,879
Johnson Controls                                     6,222          356,832
Navistar Intl                                        2,285(b)        78,947
PACCAR                                               5,689          394,305
Snap-On                                              1,901           55,851
Visteon                                              4,241           30,154
Total                                                             3,540,268

Banks and savings & loans (7.0%)
AmSouth Bancorporation                              11,534          304,382
Bank of America                                    133,392        5,974,628
Bank of New York                                    25,451          826,139
BB&T                                                18,187          747,668
Comerica                                             5,625          345,994
Fifth Third Bancorp                                 18,695          919,607
First Horizon Natl                                   4,055          175,500
Golden West Financial                                5,015          586,354
Huntington Bancshares                                7,507          179,793
KeyCorp                                             13,336          447,956
M&T Bank                                             3,835          395,005
Marshall & Ilsley                                    7,271          305,164
Mellon Financial                                    13,892          401,479
Natl City                                           21,732          846,896
North Fork Bancorporation                           10,216          450,526
Northern Trust                                       7,220          307,139
PNC Financial Services Group                         9,233          482,886
Regions Financial                                   15,149          531,427
SouthTrust                                          10,913          475,479
Sovereign Bancorp                                   11,216          242,826
State Street                                        10,993          495,235
SunTrust Banks                                      11,730          825,557
Synovus Financial                                   10,144          275,815
US Bancorp                                          61,634        1,763,349
Wachovia                                            42,941        2,113,127
Washington Mutual                                   28,617        1,107,764
Wells Fargo & Co                                    55,381        3,307,353
Zions Bancorporation                                 2,930          193,878
Total                                                            25,028,926

Beverages & tobacco (3.4%)
Adolph Coors Cl B                                    1,212           80,840
Altria Group                                        67,289        3,260,826
Anheuser-Busch Companies                            26,271        1,312,236
Brown-Forman Cl B                                    3,980          178,702
Coca-Cola                                           79,564        3,235,072
Coca-Cola Enterprises                               15,391          321,826
Fortune Brands                                       4,727          344,220
Pepsi Bottling Group                                 8,344          233,966
PepsiCo                                             55,554        2,754,367
Reynolds American                                    4,858          334,522
UST                                                  5,416          222,923
Total                                                            12,279,500

Broker dealers (2.8%)
Bear Stearns Companies                               3,376          319,876
Charles Schwab                                      44,682          408,840
E*TRADE Financial                                   12,240(b)       157,896
Franklin Resources                                   8,185          496,175
JPMorgan Chase & Co                                116,811        4,508,904
Lehman Brothers Holdings                             8,897          730,889
Merrill Lynch & Co                                  30,805        1,661,622
Morgan Stanley                                      36,021        1,840,313
Total                                                            10,124,515

Building materials & construction (0.3%)
American Standard Companies                          7,041(b)       257,489
Masco                                               14,214          486,972
Plum Creek Timber                                    5,996          217,595
Sherwin-Williams                                     4,685          200,143
Total                                                             1,162,199

Cable (0.6%)
Comcast Cl A                                        73,287(b)     2,161,967

Cellular telecommunications (0.3%)
Nextel Communications Cl A                          36,521(b)       967,441

Chemicals (1.4%)
Air Products & Chemicals                             7,439          395,606
Dow Chemical                                        30,813        1,384,736
Eastman Chemical                                     2,537          120,431
Ecolab                                               8,416          284,882
EI du Pont de Nemours & Co                          32,748        1,403,906
Engelhard                                            4,070          115,181
Great Lakes Chemical                                 1,661           42,555
Hercules                                             3,604(b)        51,465
Pall                                                 4,091          105,793
PPG Inds                                             5,619          358,211
Praxair                                             10,638          448,924
Rohm & Haas                                          7,338          311,058
Sigma-Aldrich                                        2,265          126,025
Total                                                             5,148,773

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  --   AXP S&P 500 INDEX FUND   --   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                            Shares           Value(a)

Computer hardware (3.3%)
Apple Computer                                      12,717(b)      $668,024
Cisco Systems                                      221,740(b)     4,259,626
Dell                                                81,872(b)     2,870,432
EMC                                                 78,860(b)     1,014,928
Gateway                                             12,194(b)        71,335
Hewlett-Packard                                     99,031        1,847,918
Lexmark Intl Cl A                                    4,257(b)       353,799
Network Appliance                                   11,731(b)       287,058
NVIDIA                                               5,434(b)        78,630
Sun Microsystems                                   108,884(b)       493,245
Total                                                            11,944,995

Computer software & services (7.1%)
Adobe Systems                                        7,864          440,620
Affiliated Computer Services Cl A                    4,195(b)       228,837
Autodesk                                             3,719          196,177
Automatic Data Processing                           19,156          831,179
BMC Software                                         7,293(b)       137,984
Citrix Systems                                       5,569(b)       134,380
Computer Associates Intl                            19,143          530,453
Computer Sciences                                    6,190(b)       307,457
Compuware                                           12,645(b)        73,215
Comverse Technology                                  6,408(b)       132,261
Convergys                                            4,687(b)        60,978
Deluxe                                               1,638           62,391
Electronic Arts                                      9,962(b)       447,493
Electronic Data Systems                             16,778          356,868
Equifax                                              4,487          117,335
First Data                                          28,123        1,160,917
Fiserv                                               6,387(b)       226,994
Intl Business Machines                              54,936        4,930,506
Intuit                                               6,274(b)       284,589
Mercury Interactive                                  3,022(b)       131,245
Microsoft                                          356,564        9,980,225
NCR                                                  3,099(b)       174,629
Novell                                              12,662(b)        91,040
Oracle                                             169,571(b)     2,146,769
Parametric Technology                                8,776(b)        45,547
Paychex                                             12,367          405,563
PeopleSoft                                          11,944(b)       248,077
QLogic                                               3,053(b)        99,223
SABRE Holdings Cl A                                  4,553           97,935
Siebel Systems                                      16,458(b)       156,351
SunGard Data Systems                                 9,496(b)       251,549
Symantec                                            10,340(b)       588,760
Unisys                                              10,908(b)       115,843
VERITAS Software                                    14,141(b)       309,405
Total                                                            25,502,795

Electronics (3.5%)
Advanced Micro Devices                              11,580(b)       194,776
Agilent Technologies                                15,930(b)       399,206
Altera                                              12,252(b)       278,488
American Power Conversion                            6,557          126,419
Analog Devices                                      12,410          499,627
Applied Materials                                   55,697(b)       896,722
Applied Micro Circuits                              10,208(b)        37,157
Broadcom Cl A                                       10,561(b)       285,675
Intel                                              210,380        4,683,058
Jabil Circuit                                        6,570(b)       159,717
KLA-Tencor                                           6,436(b)       293,031
Linear Technology                                   10,127          383,611
LSI Logic                                           12,508(b)        56,911
Maxim Integrated Products                           10,647          468,362
Micron Technology                                   19,989(b)       243,466
Millipore                                            1,616(b)        74,320
Molex                                                6,210          183,630
Natl Semiconductor                                  11,750(b)       196,225
Novellus Systems                                     4,685(b)       121,388
PMC-Sierra                                           5,783(b)        59,334
Power-One                                            2,735(b)        19,200
Sanmina-SCI                                         17,058(b)       136,464
Solectron                                           31,478(b)       164,315
Symbol Technologies                                  7,854          115,375
Tektronix                                            3,008           91,233
Teradyne                                             6,352(b)       105,189
Texas Instruments                                   56,774        1,388,123
Xerox                                               27,517(b)       406,426
Xilinx                                              11,364          347,738
Total                                                            12,415,186

Energy (5.9%)
Amerada Hess                                         2,991          241,404
Anadarko Petroleum                                   8,210          553,765
Apache                                              10,650          539,955
Ashland                                              2,305          132,814
Burlington Resources                                12,984          538,836
ChevronTexaco                                       69,856        3,706,559
ConocoPhillips                                      22,588        1,904,394
Devon Energy                                         7,924          586,138
EOG Resources                                        3,863          257,121
Exxon Mobil                                        213,344       10,500,792
Kerr-McGee                                           4,948          293,021
Marathon Oil                                        11,310          431,024
Occidental Petroleum                                12,842          716,969
Sunoco                                               2,478          184,264
Unocal                                               8,685          362,599
Valero Energy                                        8,420          361,807
Total                                                            21,311,462

Energy equipment & services (0.9%)
Baker Hughes                                        10,902          466,933
BJ Services                                          5,263          268,413
Halliburton                                         14,479          536,302
Nabors Inds                                          4,867(b,c)     239,067
Noble                                                4,414(b)       201,632
Rowan Companies                                      3,464(b)        88,436
Schlumberger                                        19,366        1,218,895
Transocean                                          10,507(b)       370,372
Total                                                             3,390,050

Engineering & construction (--%)
Fluor                                                2,719          126,270

Environmental services (0.2%)
Allied Waste Inds                                   10,385(b)        84,742
Waste Management                                    19,002          541,177
Total                                                               625,919

Finance companies (2.2%)
Citigroup                                          169,879        7,537,531
MGIC Investment                                      3,231          207,786
Total                                                             7,745,317

Financial services (3.3%)
American Express                                    41,577        2,206,490
Capital One Financial                                7,921          584,253
CIT Group                                            6,910          279,164
Countrywide Financial                               18,468          589,683
Fannie Mae                                          31,724        2,225,438
Federated Investors Cl B                             3,540          102,625
Freddie Mac                                         22,536        1,500,898
Goldman Sachs Group                                 15,941        1,568,276
H&R Block                                            5,404          256,960
Janus Capital Group                                  7,834          119,469
MBNA                                                41,833        1,072,180
Moody's                                              4,850          377,379
Providian Financial                                  9,531(b)       148,207
SLM                                                 14,298          647,127
T Rowe Price Group                                   4,148          231,334
Total                                                            11,909,483

Food (1.4%)
Archer-Daniels-Midland                              21,278          412,155
Campbell Soup                                       13,456          361,159
ConAgra Foods                                       17,298          456,667
General Mills                                       12,468          551,709
Hershey Foods                                        8,072          409,170
HJ Heinz                                            11,462          416,644
Kellogg                                             13,561          583,123
McCormick                                            4,500          159,435
Sara Lee                                            26,010          605,513
Sysco                                               20,929          675,378
WM Wrigley Jr                                        7,357          481,148
Total                                                             5,112,101

Furniture & appliances (0.2%)
Black & Decker                                       2,632          211,296
Leggett & Platt                                      6,289          176,910
Maytag                                               2,581           44,909
Stanley Works                                        2,673          119,002
Whirlpool                                            2,174          127,723
Total                                                               679,840

Health care products (10.2%)
Abbott Laboratories                                 51,195        2,182,443
Allergan                                             4,299          307,636
Amgen                                               41,520(b)     2,358,336
Applera-Applied
  Biosystems Group                                   6,604          126,004
Bausch & Lomb                                        1,735          105,766
Baxter Intl                                         20,166          620,306
Becton, Dickinson & Co                               8,220          431,550
Biogen Idec                                         11,124(b)       646,972
Biomet                                               8,329          388,798
Boston Scientific                                   27,622(b)       975,057
Bristol-Myers Squibb                                63,791        1,494,623
Chiron                                               6,182(b)       200,420
CR Bard                                              3,414          193,915
Eli Lilly                                           37,072        2,035,624
Forest Laboratories                                 12,110(b)       540,106
Genzyme                                              7,472(b)       392,056
Gilead Sciences                                     14,120(b)       488,976
Guidant                                             10,321          687,585
Johnson & Johnson                                   97,339        5,682,650
King Pharmaceuticals                                 7,899(b)        86,178

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  --   AXP S&P 500 INDEX FUND   --   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                            Shares           Value(a)

Health care products (cont.)
Laboratory Corp of
  America Holdings                                   4,578(b)      $209,672
Medco Health Solutions                               8,870(b)       300,782
MedImmune                                            8,148(b)       231,566
Medtronic                                           39,688        2,028,454
Merck & Co                                          72,747        2,277,709
Mylan Laboratories                                   8,795          151,450
PerkinElmer                                          4,184           85,939
Pfizer                                             247,626        7,168,772
Schering-Plough                                     48,181          872,558
St. Jude Medical                                     5,803(b)       444,336
Stryker                                             13,158          566,978
Waters                                               3,914(b)       161,609
Watson Pharmaceuticals                               3,568(b)       100,011
Wyeth                                               43,743        1,734,410
Zimmer Holdings                                      8,034(b)       623,358
Total                                                            36,902,605

Health care services (1.8%)
Aetna                                                5,037          478,515
AmerisourceBergen                                    3,676          202,327
Anthem                                               4,577(b)       367,991
Cardinal Health                                     14,095          658,941
Caremark Rx                                         15,285(b)       458,091
Express Scripts                                      2,555(b)       163,520
Fisher Scientific Intl                               3,735(b)       214,240
Five Star Quality Care                                  --(b)             2
HCA                                                 15,824          581,216
Health Management
  Associates Cl A                                    7,957          164,392
Hospira                                              5,106(b)       162,932
Humana                                               5,285(b)       101,208
IMS Health                                           7,691          162,895
Manor Care                                           2,911           95,306
McKesson                                             9,581          255,429
Quest Diagnostics                                    3,340          292,384
Tenet Healthcare                                    15,241(b)       163,384
UnitedHealth Group                                  21,803        1,578,536
WellPoint Health Networks                            5,154(b)       503,340
Total                                                             6,604,649

Home building (0.2%)
Centex                                               4,036          209,630
KB HOME                                              1,533          126,089
Pulte Homes                                          4,154          227,972
Total                                                               563,691

Household products (2.5%)
Alberto-Culver                                       2,958          132,696
Avon Products                                       15,504          613,183
Clorox                                               6,991          381,709
Colgate-Palmolive                                   17,418          777,191
Gillette                                            32,853        1,362,742
Intl Flavors/Fragrances                              3,093          120,782
Kimberly-Clark                                      16,215          967,549
Newell Rubbermaid                                    9,000          194,040
Procter & Gamble                                    83,374        4,267,081
Total                                                             8,816,973

Industrial services (0.1%)
Cintas                                               5,603          241,713

Industrial transportation (1.6%)
Burlington Northern Santa Fe                        12,216          510,751
CSX                                                  7,028          256,522
FedEx                                                9,854          897,896
Norfolk Southern                                    12,908          438,227
Ryder System                                         2,138          107,114
Union Pacific                                        8,487          534,426
United Parcel Service Cl B                          36,872        2,919,525
Total                                                             5,664,461

Insurance (4.2%)
ACE                                                  9,270(c)       352,816
AFLAC                                               16,646          597,258
Allstate                                            22,728        1,092,990
Ambac Financial Group                                3,553          277,347
American Intl Group                                 85,438        5,186,941
Aon                                                 10,313          210,488
Chubb                                                6,259          451,462
CIGNA                                                4,509          286,141
Cincinnati Financial                                 5,508          229,959
Hartford Financial
  Services Group                                     9,612          562,110
Jefferson-Pilot                                      4,472          215,953
Lincoln Natl                                         5,774          252,901
Loews                                                6,069          363,533
Marsh & McLennan                                    17,076          472,322
MBIA                                                 4,723          273,273
MetLife                                             24,605          943,602
Principal Financial Group                           10,275          387,984
Progressive                                          6,570          614,624
Prudential Financial                                17,022          791,012
SAFECO                                               4,127          190,832
St. Paul Travelers Companies                        21,931          744,777
Torchmark                                            3,596          194,256
UnumProvident                                        9,702          132,529
XL Capital Cl A                                      4,525(c)       328,063
Total                                                            15,153,173

Leisure time & entertainment (1.2%)
Brunswick                                            3,100          145,452
Carnival                                            20,760        1,049,626
Eastman Kodak                                        9,382          284,087
Harley-Davidson                                      9,663          556,299
Hasbro                                               5,773          102,124
Mattel                                              13,584          237,856
Viacom Cl B                                         56,892        2,075,989
Total                                                             4,451,433

Lodging & gaming (0.3%)
Harrah's Entertainment                               3,690          215,939
Hilton Hotels                                       12,550          249,745
Intl Game Technology                                11,306          373,550
Marriott Intl Cl A                                   7,504          408,893
Total                                                             1,248,127

Machinery (0.9%)
Caterpillar                                         11,243          905,511
Deere & Co                                           8,154          487,446
Illinois Tool Works                                  9,913          914,773
Ingersoll-Rand Cl A                                  5,669(c)       387,986
Parker Hannifin                                      3,918          276,728
Thermo Electron                                      5,358(b)       155,382
Total                                                             3,127,826

Media (3.6%)
Cendant                                             34,624          712,908
Clear Channel Communications                        19,350          646,290
Dow Jones                                            2,681          118,634
eBay                                                21,676(b)     2,115,794
Gannett                                              8,731          724,236
Interpublic Group of Companies                      13,713(b)       168,121
Knight-Ridder                                        2,572          176,259
McGraw-Hill Companies                                6,232          537,510
Meredith                                             1,649           80,801
Monster Worldwide                                    3,840(b)       107,712
New York Times Cl A                                  4,814          192,801
Omnicom Group                                        6,143          484,683
RR Donnelley & Sons                                  7,187          226,031
Time Warner                                        149,946(b)     2,495,102
Tribune                                             10,434          450,749
Univision Communications Cl A                       10,586(b)       327,743
Walt Disney                                         67,383        1,699,399
Yahoo!                                              44,624(b)     1,614,943
Total                                                            12,879,716

Metals (0.5%)
Alcoa                                               28,528          927,159
Allegheny Technologies                               3,054           51,338
Nucor                                                5,172          218,414
Phelps Dodge                                         3,087          270,236
United States Steel                                  3,711          136,268
Worthington Inds                                     2,839           56,354
Total                                                             1,659,769

Multi-industry (5.6%)
3M                                                  25,666        1,990,912
Apollo Group Cl A                                    6,328(b)       417,648
Cooper Inds Cl A                                     3,108          198,601
Crane                                                1,946           54,235
Danaher                                             10,078          555,600
Dover                                                6,659          261,499
Emerson Electric                                    13,813          884,723
General Electric                                   346,250(e)    11,814,050
ITT Inds                                             3,032          246,016
Monsanto                                             8,758          374,405
Pitney Bowes                                         7,568          331,100
Robert Half Intl                                     5,622          149,152
Textron                                              4,543          309,605
Tyco Intl                                           65,875(c)     2,052,006
Vulcan Materials                                     3,338          166,166
WW Grainger                                          2,977          174,422
Total                                                            19,980,140

Paper & packaging (0.7%)
Avery Dennison                                       3,619          220,180
Ball                                                 3,684          146,807
Bemis                                                3,502           92,698
Boise Cascade                                        2,873           84,811
Georgia-Pacific                                      8,469          292,943
Intl Paper                                          15,951          614,273
Louisiana-Pacific                                    3,563           87,329
MeadWestvaco                                         6,593          207,877
Pactiv                                               4,927(b)       116,721
Sealed Air                                           2,765(b)       136,978
Temple-Inland                                        1,814          107,244
Weyerhaeuser                                         7,857          492,162
Total                                                             2,600,023

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3  --   AXP S&P 500 INDEX FUND   --   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                            Shares           Value(a)

Precious metals (0.3%)
Freeport-McMoRan
  Copper & Gold Cl B                                 5,795         $209,895
Newmont Mining                                      14,505          689,278
Total                                                               899,173

Real estate investment trust (0.5%)
Apartment Investment &
  Management Cl A                                    3,080          113,005
Equity Office Properties Trust                      13,216          371,634
Equity Residential                                   9,170          305,820
ProLogis                                             5,935          231,346
Simon Property Group                                 7,246          422,587
Starwood Hotels &
  Resorts Worldwide                                  6,822          325,614
Total                                                             1,770,006

Restaurants (0.7%)
Darden Restaurants                                   5,174          126,763
McDonald's                                          41,216        1,201,447
Starbucks                                           13,039(b)       689,502
Wendy's Intl                                         3,735          124,637
Yum! Brands                                          9,526          414,381
Total                                                             2,556,730

Retail -- drugstores (0.5%)
CVS                                                 13,102          569,413
Walgreen                                            33,602        1,205,976
Total                                                             1,775,389

Retail -- general (5.6%)
AutoZone                                             2,719(b)       222,441
Bed Bath & Beyond                                    9,839(b)       401,333
Best Buy                                            10,660          631,285
Big Lots                                             3,774(b)        46,760
Circuit City Stores                                  6,506          105,723
Costco Wholesale                                    15,124          725,045
Dillard's Cl A                                       2,736           56,061
Dollar General                                      10,789          207,688
Family Dollar Stores                                 5,516          162,998
Federated Dept Stores                                5,888          297,050
Gap                                                 29,641          592,227
Home Depot                                          72,001        2,957,801
JC Penney                                            9,447          326,772
Kohl's                                              11,209(b)       568,969
Limited Brands                                      15,432          382,405
Lowe's Companies                                    25,570        1,439,080
May Dept Stores                                      9,523          248,169
Nordstrom                                            4,552          196,555
Office Depot                                        10,245(b)       165,867
RadioShack                                           5,270          157,731
Sears, Roebuck & Co                                  6,965          243,775
Staples                                             16,284          484,286
Target                                              29,621        1,481,642
Tiffany                                              4,794          140,608
TJX Companies                                       16,030          384,399
Toys "R" Us                                          7,008(b)       126,214
Wal-Mart Stores                                    139,133        7,502,051
Total                                                            20,254,935

Retail -- grocery (0.3%)
Albertson's                                         12,036          274,541
Kroger                                              24,307(b)       367,279
Safeway                                             14,615(b)       266,578
SUPERVALU                                            4,410          130,051
Winn-Dixie Stores                                    4,655           16,013
Total                                                             1,054,462

Telecom equipment & services (1.5%)
ADC Telecommunications                              26,478(b)        58,516
Andrew Corp                                          5,259(b)        73,521
Avaya                                               14,840(b)       213,696
CIENA                                               18,584(b)        45,902
Corning                                             45,700(b)       523,265
JDS Uniphase                                        47,152(b)       149,472
Lucent Technologies                                141,328(b)       501,714
Motorola                                            77,478        1,337,270
QUALCOMM                                            53,378        2,231,735
Scientific-Atlanta                                   5,013          137,306
Tellabs                                             13,616(b)       108,928
Total                                                             5,381,325

Textiles & apparel (0.4%)
Coach                                                6,175(b)       287,940
Jones Apparel Group                                  4,130          145,789
Liz Claiborne                                        3,528          144,225
Nike Cl B                                            8,644          702,844
Reebok Intl                                          1,968           72,816
VF                                                   3,592          193,357
Total                                                             1,546,971

Utilities -- electric (2.6%)
AES                                                 21,203(b)       231,113
Allegheny Energy                                     4,495(b)        82,303
Ameren                                               6,372          305,856
American Electric Power                             12,953          426,542
Calpine                                             17,416(b)        43,366
CenterPoint Energy                                  10,061          105,741
Cinergy                                              5,893          232,891
CMS Energy                                           6,224(b)        58,257
Consolidated Edison                                  7,890          342,821
Constellation Energy Group                           5,751          233,606
Dominion Resources                                  10,834          696,843
DTE Energy                                           5,678          242,507
Duke Energy                                         30,753          754,371
Edison Intl                                         10,664          325,252
Entergy                                              7,444          486,540
Exelon                                              21,634          857,139
FirstEnergy                                         10,801          446,405
FPL Group                                            6,078          418,774
PG&E                                                13,146(b)       421,198
Pinnacle West Capital                                2,994          127,604
PPL                                                  6,192          321,984
Progress Energy                                      8,076          333,539
Public Service Enterprise Group                      7,750          330,073
Southern Co                                         24,211          764,825
TECO Energy                                          6,505           91,070
TXU                                                  9,736          596,038
Xcel Energy                                         13,070          223,497
Total                                                             9,500,155

Utilities -- natural gas (0.4%)
Dynegy Cl A                                         12,411(b)        61,186
El Paso                                             20,985          187,606
KeySpan                                              5,244          209,498
Kinder Morgan                                        4,061          261,408
Kinder Morgan Management LLC                            --(b)            18
Nicor                                                1,441           54,066
NiSource                                             8,621          184,920
Peoples Energy                                       1,234           52,791
Sempra Energy                                        7,606          255,105
Williams Companies                                  18,044          225,730
Total                                                             1,492,328

Utilities -- telephone (2.9%)
ALLTEL                                              10,093          554,408
AT&T                                                25,994          444,757
BellSouth                                           60,055        1,601,667
CenturyTel                                           4,431          142,191
Citizens Communications                             10,875          145,725
McLeodUSA Cl A Escrow                                2,746(b,d,f)        --
Qwest Communications Intl                           59,525(b)       203,576
SBC Communications                                 108,666        2,744,903
Sprint                                              47,636          997,974
Verizon Communications                              90,789        3,549,850
Total                                                            10,385,051

Total common stocks
(Cost: $313,225,766)                                           $345,197,757

Other (--%)(b)
Issuer                                            Shares           Value(a)

Bank United
  Rights                                                60(f)           $--
OSI Pharmaceuticals
  Rights                                                32                4

Total other
(Cost: $--)                                                              $4

Short-term securities (3.9%)
Issuer                 Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

U.S. government agencies (3.0%)
Federal Home Loan Mtge Corp Disc Nt
  12-02-04                1.85%                 $1,200,000       $1,197,903
Federal Natl Mtge Assn Disc Nts
  11-03-04                1.68                     500,000          499,883
  11-08-04                1.71                     800,000          799,620
  11-12-04                1.74                   2,500,000        2,498,308
  12-22-04                1.79                   2,500,000        2,493,297
  12-29-04                1.74                   3,200,000        3,190,567
Total                                                            10,679,578

Commercial paper (0.9%)
CXC LLC
  11-01-04                1.86                   1,800,000        1,799,721
Delaware Funding LLC
  11-23-04                1.85                     800,000          798,972
Falcon Asset Securitization
  11-16-04                1.80                     800,000          799,280
Total                                                             3,397,973

Total short-term securities
(Cost: $14,076,918)                                             $14,077,551

Total investments in securities
(Cost: $327,302,684)(g)                                        $359,275,312

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4  --   AXP S&P 500 INDEX FUND   --   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2004, the value of foreign securities represented 0.9% of net assets.

(d) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Oct. 31, 2004, is as follows:

     Security                          Acquisition                      Cost
                                          date
     McLeodUSA Cl A Escrow              05-15-02                         $--

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

     Type of security                                               Contracts
     Purchase contracts
     E-Mini S&P 500 Index, Dec. 2004                                      120
     S&P 500 Index, Dec. 2004                                              25

(f)  Negligible market value.

(g) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $327,303,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $  51,133,000
     Unrealized depreciation                                      (19,161,000)
                                                                  -----------
     Net unrealized appreciation                                $  31,972,000
                                                                -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5  --   AXP S&P 500 INDEX FUND   --   PORTFOLIO HOLDINGS AT OCT. 31, 2004

                                                             S-6434-80 A (12/04)

                               PORTFOLIO HOLDINGS

                                       FOR

                         AXP(R) SMALL COMPANY INDEX FUND

                                AT OCT. 31, 2004

Investments in Securities

AXP Small Company Index Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.4%)
Issuer                                         Shares              Value(a)

Aerospace & defense (1.6%)
AAR                                            83,365(b)           $979,539
Armor Holdings                                 84,705(b)          3,135,779
Curtiss-Wright                                 55,250             3,083,503
DRS Technologies                               70,315(b)          2,546,809
EDO                                            51,585             1,443,348
Esterline Technologies                         54,735(b)          1,729,626
Kaman Cl A                                     58,724               645,964
Moog Cl A                                      66,430(b)          2,493,118
Teledyne Technologies                          83,964(b)          2,146,959
Triumph Group                                  41,011(b)          1,409,138
Total                                                            19,613,783

Airlines (0.3%)
FLYi                                          117,228(b)            164,119
Frontier Airlines                              92,073(b)            769,730
Mesa Air Group                                 81,648(b)            468,660
SkyWest Airlines                              150,838             2,576,313
Total                                                             3,978,822

Automotive & related (1.0%)
AO Smith                                       76,099             2,019,667
Barnes Group                                   59,847             1,556,022
Central Parking                                94,567             1,281,383
GenCorp                                       115,888             1,610,843
Midas                                          40,551(b)            767,630
Myers Inds                                     86,187               916,168
Standard Motor Products                        51,115               778,993
TBC                                            57,513(b)          1,278,514
Winnebago Inds                                 87,046             2,733,245
Total                                                            12,942,465

Banks and savings & loans (9.2%)
Anchor BanCorp Wisconsin                       59,624             1,546,647
BankAtlantic Bancorp Cl A                     154,670             2,705,178
BankUnited Financial Cl A                      77,590(b)          2,308,303
Boston Private Financial
  Holdings                                     70,724(d)          1,735,567
Brookline Bancorp                             152,915             2,368,653
Chittenden                                    119,361             3,380,304
Commercial Federal                            102,693             2,855,892
Community First Bankshares                     79,055             2,182,709
Dime Community Bancshares                      96,322             1,546,931
Downey Financial                               72,310             3,995,851
East-West Bancorp                             130,106             5,209,444
First BanCorp Puerto Rico                     103,988(c)          5,670,466
First Midwest Bancorp                         120,172             4,195,205
First Republic Bank                            40,962             1,974,368
FirstFed Financial                             42,414(b)          2,180,080
Flagstar Bancorp                              158,280             3,306,469
Gold Banc                                     103,675             1,508,471
Hudson United Bancorp                         116,213             4,625,277
MAF Bancorp                                    84,339             3,615,613
Nara Bancorp                                   60,005             1,146,696
New Century Financial                         122,935             6,779,865
PrivateBancorp                                 52,520             1,699,022
Provident Bankshares                           85,357             2,964,449
Republic Bancorp                              165,533(d)          2,766,056
Riggs Natl                                     75,660             1,597,183
South Financial Group                         182,659             5,483,423
Southwest Bancorp of Texas                    178,810             4,191,306
Sterling Bancshares                           115,995             1,643,649
Sterling Financial                             58,531(b)          2,199,010
Susquehanna Bancshares                        120,075             2,986,265
Trustco Bank NY                               192,132             2,572,647
UCBH Holdings                                 117,034             5,042,995
Umpqua Holdings                               113,190             2,816,167
United Bankshares                             112,132(d)          4,111,880
Waypoint Financial                             86,366             2,371,610
Whitney Holding                               105,596             4,605,042
Wintrust Financial                             53,070(d)          3,024,990
Total                                                           114,913,683

Beverages & tobacco (0.2%)
DIMON                                         116,765               679,572
Schweitzer-Mauduit Intl                        38,466             1,213,987
Total                                                             1,893,559

Broker dealers (0.2%)
Piper Jaffray Companies                        51,325(b)          2,244,442

Building materials & construction (3.0%)
Apogee Enterprises                             70,784               906,743
Building Materials Holding                     34,811             1,006,038
ElkCorp                                        50,968             1,434,749
Florida Rock Inds                             111,910             5,780,152
Griffon                                        75,853(b)          1,687,729
Insituform Technologies Cl A                   69,155(b)          1,370,652
Interface Cl A                                133,930(b)          1,163,852
MDC Holdings                                   84,244             6,465,726
Simpson Mfg                                    61,598             3,959,519
Standard-Pacific                               86,877             4,878,144
Texas Inds                                     55,147             2,808,637
Tredegar                                       99,334             1,663,845
Universal Forest Products                      46,074             1,689,764
Watts Water Technologies Cl A                  83,518             2,166,457
Total                                                            36,982,007

Chemicals (1.9%)
Arch Chemicals                                 60,537             1,716,224
Cambrex                                        67,505             1,510,087
Georgia Gulf                                   85,588             3,874,568
HB Fuller                                      73,970             1,989,793
Immucor                                        77,050(b)          2,376,993
MacDermid                                      78,342             2,472,473
OM Group                                       73,310(b)          2,418,497
Omnova Solutions                              104,184(b)            545,924
Penford                                        22,703               354,621
PolyOne                                       236,952(b)          1,793,727
Quaker Chemical                                24,973               563,890
Schulman A                                     78,435             1,556,935
WD-40                                          43,593             1,232,156
Wellman                                        82,773               610,865
Total                                                            23,016,753

Computer hardware (2.0%)
Adaptec                                       284,302(b)          2,217,556
Agilysys                                       83,272             1,423,118
Artesyn Technologies                          101,354(b,d)          983,134
Black Box                                      45,373             1,782,251
Engineered Support Systems                     67,342             3,235,110
Hutchinson Technology                          67,417(b)          2,265,885

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                         Shares              Value(a)

Computer hardware (cont.)
Insight Enterprises                           125,408(b)         $2,326,945
Intermagnetics General                         66,920(b)          1,705,791
Kronos                                         80,526(b)          3,949,801
Mercury Computer Systems                       54,859(b)          1,385,464
Phoenix Technologies                           63,445(b)            386,888
RadiSys                                        48,981(b)            650,468
Standard Register                              73,879               784,595
Synaptics                                      64,210(b)          2,031,604
Total                                                            25,128,610

Computer software & services (6.6%)
ANSYS                                          80,080(b)          2,210,208
Avid Technology                                86,715(b)          4,594,160
Brooktrout                                     33,613(b)            310,248
CACI Intl Cl A                                 75,336(b)          4,593,235
Carreker                                       63,518(b)            573,568
Ciber                                         155,859(b)          1,408,965
Concord Communications                         47,320(b)            388,970
Dendrite Intl                                 107,595(b)          1,576,267
Digital Insight                                91,570(b)          1,433,986
eFunds                                        124,600(b)          2,453,374
EPIQ Systems                                   46,175(b,d)          691,702
FactSet Research Systems                       80,317(d)          4,002,999
FileNet                                       101,934(b)          2,836,823
FindWhat.com                                   77,860(b)          1,561,093
Global Payments                                98,902(d)          5,415,873
Hyperion Solutions                            100,841(b)          4,046,748
Inter-Tel                                      66,502             1,795,554
Internet Security Systems                     122,090(b)          2,656,678
j2 Global Communications                       60,090(b)          1,811,714
JDA Software Group                             75,140(b)            843,822
Manhattan Associates                           77,822(b)          1,600,799
ManTech Intl Cl A                              83,665(b)          1,808,837
MapInfo                                        52,231(b)            516,565
MAXIMUS                                        56,092(b)          1,524,581
MemberWorks                                    27,223(b,d)          811,245
MICROS Systems                                 47,871(b)          2,830,134
MRO Software                                   64,590(b)            704,031
NDCHealth                                      93,113             1,563,367
Netegrity                                      99,046(b)          1,054,840
NYFIX                                          83,594(b)            399,579
PC-Tel                                         53,955(b)            415,993
Pegasus Solutions                              57,477(b)            598,336
Pinnacle Systems                              177,900(b)            829,014
Planar Systems                                 37,815(b)            367,562
PRG-Schultz Intl                              159,961(b)            828,598
Progress Software                              93,780(b)          1,862,471
QRS                                            41,235(b)            287,408
Radiant Systems                                68,315(b)            349,773
Roxio                                          89,643(b)            545,926
SCM Microsystems                               39,885(b)            147,176
SERENA Software                               114,850(b)          2,037,439
SPSS                                           45,458(b)            614,138
Take-Two Interactive Software                 116,079(b)          3,825,964
TALX                                           35,510             1,006,709
THQ                                           101,219(b)          1,913,039
Verity                                         95,246(b)          1,230,578
Watson Wyatt & Co Holdings                     83,260             2,210,553
WebEx Communications                          114,585(b)          2,520,870
Websense                                       60,180(b)          2,441,503
Zix                                            82,552(b,d)          445,781
Total                                                            82,498,796

Electronics (7.0%)
Actel                                          67,187(b)          1,019,227
Advanced Energy Inds                           84,498(b)            833,150
Aeroflex                                      191,874(b)          2,129,801
Alliance Semiconductor                         91,254(b)            314,826
Analogic                                       35,279             1,500,945
ATMI                                           81,107(b)          1,893,848
Audiovox Cl A                                  59,587(b)            858,053
Axcelis Technologies                          258,428(b)          2,222,481
BEI Technologies                               38,212             1,142,157
Bel Fuse Cl B                                  29,280               982,344
Belden CDT                                    121,163             2,693,453
Bell Microproducts                             72,329(b)            635,049
Benchmark Electronics                         106,269(b)          3,609,958
Brooks Automation                             115,208(b)          1,714,295
Brush Engineered Materials                     48,985(b)            764,166
C&D Technologies                               65,428             1,171,161
Cognex                                        118,927             3,044,531
Cohu                                           55,611               871,980
CTS                                            93,336             1,232,969
Cubic                                          69,090             1,519,980
Cymer                                          95,118(b)          2,712,765
Daktronics                                     48,920(b)          1,207,346
Dionex                                         54,280(b)          3,039,680
DSP Group                                      73,645(b)          1,460,380
DuPont Photomasks                              47,518(b)          1,245,922
Electro Scientific Inds                        73,019(b)          1,238,402
ESS Technology                                102,136(b)            667,969
Exar                                          106,177(b)          1,594,779
Gerber Scientific                              57,480(b)            449,494
Helix Technology                               67,528               948,093
InVision Technologies                          45,620(b,d)        2,106,732
Itron                                          54,235(b,f)        1,135,681
Kopin                                         181,270(b)            663,448
Kulicke & Soffa Inds                          132,009(b)            942,544
Littelfuse                                     57,615(b)          1,879,401
Magnetek                                       73,666(b)            453,046
Methode Electronics                            91,741             1,232,082
Microsemi                                     154,178(b)          2,395,926
Park Electrochemical                           51,430             1,080,544
Paxar                                         102,507(b)          2,260,279
Pericom Semiconductor                          68,259(b)            613,990
Photon Dynamics                                43,459(b)            795,300
Photronics                                     84,250(b)          1,478,588
Power Integrations                             79,943(b)          1,710,780
Rogers                                         43,292(b,d)        1,858,093
Rudolph Technologies                           43,318(b)            653,235
SBS Technologies                               39,473(b)            526,175
ScanSource                                     32,405(b)          2,006,842
Skyworks Solutions                            402,248(b)          3,575,985
Sonic Solutions                                60,540(b)          1,201,719
Standard Microsystems                          47,567(b)          1,047,425
Supertex                                       33,425(b)            717,133
Technitrol                                    104,516(b)          1,705,701
Three-Five Systems                             56,281(b)            126,632
Trimble Navigation                            132,283(b)          3,795,200
Ultratech                                      61,488(b)          1,046,526
Varian Semiconductor
  Equipment Associates                         94,082(b)          3,256,178
Veeco Instruments                              76,706(b)          1,498,835
Vicor                                         108,878             1,011,477
X-Rite                                         53,677               707,463
Total                                                            88,202,164

Energy (2.6%)
Cabot Oil & Gas                                85,447             3,615,263
Frontier Oil                                   69,615             1,711,137
Massey Energy                                 196,210             5,283,934
NUI                                            41,291               555,777
Patina Oil & Gas                              182,552             5,220,987
Petroleum Development                          42,060(b)          1,481,353
Remington Oil & Gas                            71,178(b)          1,810,768
St Mary Land & Exploration                     74,135             2,923,143
Stone Energy                                   68,868(b)          2,835,296
Swift Energy                                   72,255(b)          1,752,184
TETRA Technologies                             57,638(b)          1,725,682
Vintage Petroleum                             168,511             3,538,731
Total                                                            32,454,255

Energy equipment & services (3.2%)
Atwood Oceanics                                38,887(b)          1,864,632
Cal Dive Intl                                  98,971(b)          3,504,563
CARBO Ceramics                                 41,262             2,981,180
Cimarex Energy                                107,022(b)          3,839,949
Dril-Quip                                      44,717(b)          1,001,661
Headwaters                                     86,870(b)          2,736,405
Hydril                                         59,515(b)          2,618,065
Input/Output                                  196,816(b,d)        1,375,744
Lone Star Technologies                         74,899(b)          1,977,334
Oceaneering Intl                               65,144(b)          2,315,869
Offshore Logistics                             59,079(b)          2,136,297
SEACOR Holdings                                47,393(b)          2,256,381
Spinnaker Exploration                          87,595(b)          2,796,032
Unit                                          118,246(b,d)        4,385,743
Veritas DGC                                    86,408(b)          1,823,209
W-H Energy Services                            71,120(b)          1,447,292
Total                                                            39,060,356

Engineering & construction (0.5%)
EMCOR Group                                    39,144(b)          1,548,928
Lennox Intl                                   152,082             2,199,106
URS                                           111,053(b)          3,065,063
Total                                                             6,813,097

Environmental services (0.6%)
Ionics                                         58,486(b,d)        1,666,851
Tetra Tech                                    145,403(b)          1,910,595
Waste Connections                             124,092(b)          3,911,380
Total                                                             7,488,826

Finance companies (0.2%)
Financial Federal                              44,614(b)          1,664,548
World Acceptance                               47,715(b)          1,116,531
Total                                                             2,781,079

Financial services (1.0%)
Bowne & Co                                     91,195             1,133,554
Delphi Financial Group Cl A                    81,646             3,336,872
Heidrick & Struggles Intl                      49,421(b)          1,415,170
Investment Technology Group                   108,250(b)          1,667,050
Irwin Financial                                73,185             1,824,502
Rewards Network                                64,060(b)            354,252
SWS Group                                      44,346               851,443
Viad                                           57,245             1,232,485
Total                                                            11,815,328

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                         Shares              Value(a)

Food (2.1%)
American Italian Pasta Cl A                    46,676(d)           $947,523
Corn Products Intl                             95,328             4,690,137
Delta & Pine Land                              99,413(d)          2,616,550
Flowers Foods                                 113,287             2,872,957
Hain Celestial Group                           94,212(b)          1,524,350
J & J Snack Foods                              23,261(b)          1,028,834
Lance                                          76,453             1,290,527
Nash Finch                                     31,810               981,657
Performance Food Group                        119,998(b)          2,791,153
Ralcorp Holdings                               75,646             2,779,991
Sanderson Farms                                51,550             1,674,860
United Natural Foods                          103,382(b)          2,810,957
Total                                                            26,009,496

Furniture & appliances (1.4%)
Aaron Rents                                   128,531             2,789,123
Bassett Furniture Inds                         30,209               558,867
Briggs & Stratton                              66,224             4,755,545
Ethan Allen Interiors                          96,387             3,671,381
Fedders                                        78,835               283,018
La-Z-Boy                                      134,455             1,773,461
Natl Presto Inds                               17,639               709,264
Select Comfort                                 94,815(b)          1,623,233
Thomas Inds                                    45,140             1,525,732
Total                                                            17,689,624

Health care products (7.0%)
Advanced Medical Optics                        92,190(b,d)        3,604,629
Alpharma Cl A                                 135,682             2,299,810
American Medical Systems
  Holdings                                     87,000(b)          3,227,700
ArthroCare                                     55,841(b)          1,720,461
BIOLASE Technology                             62,890(d)            428,910
Biosite                                        41,095(b,d)        2,005,847
Bradley Pharmaceuticals                        40,565(b,d)          671,756
Coherent                                       78,397(b)          1,891,720
Conmed                                         77,126(b)          2,164,927
Cooper Companies                               84,480             5,943,168
Datascope                                      38,241             1,241,303
Diagnostic Products                            75,259             3,322,685
Enzo Biochem                                   83,725             1,481,093
Haemonetics                                    65,192(b)          2,141,557
Hologic                                        53,031(b)          1,064,862
ICU Medical                                    35,495(b)            796,863
IDEXX Laboratories                             88,568(b)          4,414,229
Integra LifeSciences Holdings                  74,380(b)          2,386,110
Invacare                                       80,590             3,721,646
Kensey Nash                                    29,660(b)            848,276
Medicis Pharmaceutical Cl A                   146,724             5,967,266
Mentor                                        109,485             3,810,078
Merit Medical Systems                          68,130(b)            705,146
MGI Pharma                                    182,682(b)          4,872,129
Noven Pharmaceuticals                          60,516(b)          1,364,636
Osteotech                                      44,350(b)            200,906
PolyMedica                                     70,532             2,468,620
Possis Medical                                 46,965(b)            520,372
Regeneron Pharmaceuticals                     143,994(b)          1,046,836
ResMed                                         87,457(b)          4,110,479
Respironics                                    90,046(b)          4,600,450
Savient Pharmaceuticals                       155,787(b)            306,900
Sola Intl                                      83,237(b)          1,596,486
Sybron Dental Specialties                     100,625(b)          3,277,356
Techne                                        106,269(b)          3,827,809
Theragenics                                    77,492(b)            285,171
Viasys Healthcare                              79,783(b)          1,363,491
Vital Signs                                    32,857             1,137,674
Wilson Greatbatch
  Technologies                                 55,280(b)            936,996
Total                                                            87,776,353

Health care services (4.4%)
Accredo Health                                125,355(b)          2,886,926
Amedisys                                       38,350(b)          1,159,321
American Healthways                            84,710(b)          2,556,548
AmSurg                                         78,460(b)          1,835,179
Angelica                                       23,159               555,816
ArQule                                         74,544(b)            335,448
Centene                                        52,835(b)          2,505,964
Cerner                                         93,321(b,d)        4,213,443
Chemed                                         32,165             1,944,374
Cross Country Healthcare                       82,825(b)          1,228,295
CryoLife                                       60,201(b,d)          414,785
Curative Health Services                       33,401(b)            185,042
Cyberonics                                     61,650(b,d)        1,157,171
DJ Orthopedics                                 56,625(b)            965,456
Gentiva Health Services                        63,345(b)          1,074,648
LabOne                                         44,220(b)          1,326,600
OCA                                           129,538(b,d)          534,992
Odyssey HealthCare                             94,727(b)            731,292
Owens & Minor                                 101,703             2,663,602
PAREXEL Intl                                   67,502(b)          1,299,414
Pediatrix Medical Group                        62,021(b)          3,488,681
Pharmaceutical Product
  Development                                 145,981(b)          6,164,777
Priority Healthcare Cl B                      112,821(b)          2,037,547
Province Healthcare                           128,496(b)          2,754,954
RehabCare Group                                42,101(b)            966,639
Sierra Health Services                         69,275(b)          3,305,803
Sunrise Senior Living                          53,143(b,d)        2,025,280
SurModics                                      45,311(b,d)        1,216,600
United Surgical Partners Intl                  73,240(b)          2,564,132
Total                                                            54,098,729

Home building (1.6%)
Champion Enterprises                          184,304(b)          2,007,071
Fleetwood Enterprises                         143,220(b)          1,803,140
Meritage Homes                                 33,510(b)          2,972,337
Monaco Coach                                   75,984             1,348,716
NVR                                            16,519(b)         10,357,412
Skyline                                        21,698               869,656
Total                                                            19,358,332

Household products (0.6%)
Action Performance Companies                   47,467               439,070
Applica                                        62,234(b)            252,670
Enesco Group                                   36,902(b)            239,494
JAKKS Pacific                                  67,566(b)          1,064,840
Libbey                                         35,543               645,105
Nature's Sunshine Products                     38,996               590,009
Nautilus Group                                 84,655(d)          1,663,471
Rayovac                                        89,395(b)          2,226,830
Total                                                             7,121,489

Industrial services (0.7%)
ABM Inds                                      125,454             2,603,170
Applied Industrial Technologies                50,686             1,885,519
G&K Services Cl A                              53,951             2,119,735
Watsco                                         68,984             1,963,285
Total                                                             8,571,709

Industrial transportation (3.0%)
Arkansas Best                                  64,440             2,518,960
EGL                                           115,560(b)          3,695,609
Forward Air                                    55,659(b)          2,291,481
Heartland Express                             193,920             3,967,603
Kansas City Southern                          162,046(b)          2,746,680
Kirby                                          63,521(b)          2,667,882
Knight Transportation                         145,770(b)          3,424,137
Landstar System                                78,308(b)          5,320,246
USF                                            71,826             2,574,244
Wabash Natl                                    87,313(b)          2,146,154
Yellow Roadway                                124,387(b)          5,969,331
Total                                                            37,322,327

Insurance (2.8%)
AMERIGROUP                                     64,330(b)          3,859,800
Fremont General                               199,290             4,284,734
Hilb Rogal & Hobbs                             92,605             2,935,579
Hooper Holmes                                 168,146               882,767
Insurance Auto Auctions                        30,072(b)            577,683
LandAmerica Financial Group                    46,940             2,297,713
Philadelphia Consolidated
  Holding                                      57,478(b)          3,332,574
Presidential Life                              75,857             1,212,195
ProAssurance                                   75,435(b)          2,692,275
RLI                                            65,197             2,479,442
SCPIE Holdings                                 25,630               221,700
Selective Insurance Group                      71,887             2,809,344
Stewart Information Services                   46,802             1,985,341
UICI                                          119,935             3,547,677
Zenith Natl Insurance                          49,847(d)          2,047,216
Total                                                            35,166,040

Leisure time & entertainment (1.9%)
Arctic Cat                                     53,609             1,346,122
Argosy Gaming                                  76,214(b)          3,017,312
Bally Total Fitness Holding                    88,100(b)            352,400
Coachmen Inds                                  40,531               586,484
K2                                            120,619(b)          1,956,440
Multimedia Games                               72,610(b)            958,452
Polaris Inds                                  110,276(f)          6,544,881
SCP Pool                                      136,577             3,986,683
Shuffle Master                                 59,982(b,d)        2,524,642
WMS Inds                                       77,840(b,d)        2,276,820
Total                                                            23,550,236

Lodging & gaming (0.5%)
Aztar                                          89,493(b)          2,769,809
Marcus                                         77,047             1,638,019
Pinnacle Entertainment                         92,113(b)          1,354,061
Total                                                             5,761,889

Machinery (4.2%)
Albany Intl Cl A                               85,660             2,571,513
Astec Inds                                     51,313(b)            743,525
Clarcor                                        65,734             3,240,686

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3  -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                         Shares              Value(a)

Machinery (cont.)
FEI                                            86,000(b,d)       $1,664,960
FLIR Systems                                   87,290(b)          4,644,701
Gardner Denver                                 51,180(b)          1,534,376
IDEX                                          130,336             4,809,398
JLG Inds                                      112,910             1,883,339
Kaydon                                         72,935             2,158,876
Keithley Instruments                           41,915               733,093
Lawson Products                                24,361             1,054,831
Lindsay Mfg                                    30,421               717,327
Lydall                                         41,791(b)            393,253
Manitowoc                                      69,139             2,440,607
Milacron                                       92,482(b)            254,326
Oshkosh Truck                                  91,140             5,368,146
Regal-Beloit                                   63,236             1,479,722
Robbins & Myers                                37,514               782,167
Roper Inds                                     95,679             5,899,568
Timken                                        232,831             5,587,945
Toro                                           59,064             4,031,118
Total                                                            51,993,477

Media (0.8%)
4Kids Entertainment                            35,087(b)            641,741
Advanced Marketing Services                    49,266               517,293
ADVO                                           78,984             2,523,539
Consolidated Graphics                          35,162(b)          1,501,417
Information Holdings                           54,095(b)          1,481,662
John H Harland                                 71,750             2,312,503
Thomas Nelson                                  37,752               835,829
Total                                                             9,813,984

Metals (2.6%)
AM Castle & Co                                 40,833(b)            459,780
AMCOL Intl                                     75,680             1,331,211
Carpenter Technology                           61,490             2,918,315
Century Aluminum                               81,914(b)          1,895,490
Cleveland-Cliffs                               27,673(b)          2,017,362
Commercial Metals                              75,544             2,730,916
Commonwealth Inds                              42,022(b)            392,485
IMCO Recycling                                 40,192(b)            471,050
Material Sciences                              36,987(b)            481,201
Maverick Tube                                 109,890(b)          2,897,799
Mueller Inds                                   90,462             2,411,717
Quanex                                         42,504             2,154,953
Reliance Steel & Aluminum                      84,131             2,887,376
RTI Intl Metals                                54,863(b)          1,098,906
Ryerson Tull                                   64,463             1,052,036
Shaw Group                                    164,918(b)          2,010,350
Steel Dynamics                                128,278             4,258,830
Steel Technologies                             33,028               791,351
Wolverine Tube                                 38,301(b)            381,095
Total                                                            32,642,223

Miscellaneous (0.1%)
American States Water                          43,100             1,060,260

Multi-industry (3.1%)
Acuity Brands                                 110,113             2,921,298
Administaff                                    67,990(b)            778,486
Anixter Intl                                   95,696             3,697,692
Arbitron                                       80,601(b)          2,915,338
Baldor Electric                                85,174(d)          1,995,627
Brady Cl A                                     61,557             3,338,236
CDI                                            50,932               840,378
Coinstar                                       55,430(b)          1,431,757
CUNO                                           43,851(b)          2,521,433
Global Imaging Systems                         59,540(b)          2,095,808
Imagistics Intl                                42,844(b)          1,474,690
Labor Ready                                   108,305(b)          1,554,177
Meade Instruments                              51,681(b)            182,434
Mobile Mini                                    37,692(b)          1,068,945
NCO Group                                      82,355(b)          2,202,996
On Assignment                                  65,246(b)            327,535
Pre-Paid Legal Services                        39,950(b,d)        1,114,206
SOURCECORP                                     40,780(b)            684,288
Spherion                                      157,471(b)          1,132,216
Standex Intl                                   31,535               825,902
StarTek                                        37,398             1,034,055
Stewart & Stevenson Services                   74,370             1,264,290
Valmont Inds                                   61,731             1,342,649
Woodward Governor                              29,221             1,769,332
Total                                                            38,513,768

Paper & packaging (1.1%)
AptarGroup                                     94,129             4,416,532
Buckeye Technologies                           95,594(b)          1,008,517
Caraustar Inds                                 73,626(b)          1,094,819
Chesapeake                                     50,445             1,170,828
Deltic Timber                                  31,371             1,248,252
Pope & Talbot                                  40,963               617,722
Rock-Tenn Cl A                                 92,150             1,432,933
Wausau-Mosinee Paper                          133,630             2,089,973
Total                                                            13,079,576

Real estate investment trust (2.7%)
Capital Automotive                             98,765             3,186,159
Colonial Properties Trust                      70,345(d)          2,742,048
Commercial Net Lease Realty                   134,065             2,578,070
Entertainment Properties Trust                 63,450             2,531,655
Essex Property Trust                           59,310             4,653,463
Gables Residential Trust                       75,710             2,763,415
Glenborough Realty Trust                       82,545             1,733,445
Kilroy Realty                                  73,477             2,920,711
Lexington Corporate Properties
  Trust                                       124,920(d)          2,803,205
Parkway Properties                             29,160             1,480,745
Shurgard Storage Centers Cl A                 118,872             4,719,218
Sovran Self Storage                            39,190             1,531,153
Total                                                            33,643,287

Restaurants (2.6%)
CEC Entertainment                              94,744(b)          3,602,167
IHOP                                           52,255             2,001,367
Jack in the Box                                95,176(b)          3,176,023
Landry's Restaurants                           71,349             1,932,131
Lone Star Steakhouse & Saloon                  56,745             1,368,122
O`Charley's                                    55,145(b)            855,850
Panera Bread Cl A                              78,088(b,d)        2,727,614
Papa John's Intl                               43,435(b)          1,402,082
PF Chang's China Bistro                        66,220(b,d)        3,366,625
RARE Hospitality Intl                          87,602(b)          2,427,451
Ryan's Restaurant Group                       107,702(b)          1,506,751
Sonic                                         154,082(b)          4,195,653
Steak n Shake                                  70,788(b)          1,166,586
Triarc Companies Cl B                         165,965             1,896,980
Total                                                            31,625,402

Retail -- drugstores (0.2%)
Longs Drug Stores                              96,470             2,382,809

Retail -- general (6.5%)
Brown Shoe                                     46,984             1,282,663
Casey's General Stores                        129,403             2,303,373
Cash America Intl                              73,203             1,852,036
Cato Cl A                                      53,296             1,223,676
Checkpoint Systems                             97,170(b)          1,661,607
Children's Place                               69,610(b)          2,148,861
Christopher & Banks                            94,353             1,533,236
Cost Plus                                      56,551(b)          1,826,597
CPI                                            20,042               246,517
Department 56                                  34,690(b)            523,472
Dress Barn                                     76,598(b)          1,227,866
Electronics Boutique Holdings                  61,460(b)          2,098,244
Fossil                                        182,990(b)          5,445,782
Fred's                                        101,375             1,777,104
Goody's Family Clothing                        85,256               749,400
Group 1 Automotive                             59,144(b)          1,673,184
Guitar Center                                  65,045(b)          2,902,958
Gymboree                                       79,083(b)            956,904
Hancock Fabrics                                48,838               501,566
Haverty Furniture Companies                    58,390               985,623
Hibbett Sporting Goods                         60,605(b)          1,355,128
Hot Topic                                     120,771(b)          2,483,052
Hughes Supply                                 169,267             4,808,875
J Jill Group                                   51,975(b)            913,721
Jo-Ann Stores                                  58,230(b)          1,435,952
Linens 'N Things                              116,712(b,d)        2,810,425
Men's Wearhouse                                93,484(b)          2,905,483
Movie Gallery                                  83,540             1,351,677
NBTY                                          172,937(b)          4,762,685
Pep Boys - Manny,
  Moe & Jack                                  155,633             2,213,101
Phillips-Van Heusen                            79,577             1,813,560
Russ Berrie & Co                               53,856             1,122,898
School Specialty                               58,574(b,d)        2,396,848
ShopKo Stores                                  75,925(b)          1,308,947
Stein Mart                                    109,030(b)          1,812,079
Sturm, Ruger & Co                              69,584               613,731
Too                                            88,989(b)          1,959,538
Tractor Supply                                 98,920(b,d)        3,588,818
United Stationers                              85,906(b)          3,822,817
Zale                                          134,358(b)          3,831,890
Total                                                            80,231,894

Retail -- grocery (0.1%)
Great Atlantic & Pacific Tea                   99,703(b)            648,070

Telecom equipment & services (0.9%)
Applied Signal Technology                      28,930               876,290
Boston Communications Group                    45,243(b)            411,711
C-COR                                         111,211(b)            836,307
Captaris                                       81,571(b)            375,227
Catapult Communications                        37,355(b)            917,439
Digi Intl                                      56,020(b)            766,914
Harmonic                                      186,771(b)          1,553,934
Intrado                                        44,840(b)            607,134

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4  -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                         Shares              Value(a)

Telecom equipment & services (cont.)
Network Equipment
  Technologies                                 62,787(b)           $535,573
Symmetricom                                   116,024(b)            985,044
Tollgrade Communications                       33,988(b)            323,226
ViaSat                                         69,182(b)          1,306,847
Volt Information Sciences                      39,364(b)          1,143,524
Total                                                            10,639,170

Textiles & apparel (1.7%)
Ashworth                                       34,770(b)            292,068
Burlington Coat Factory
  Warehouse                                   115,400             2,546,878
Genesco                                        56,383(b)          1,443,405
Haggar                                         18,546               301,187
K-Swiss Cl A                                   90,144             2,253,600
Kellwood                                       71,074             2,235,988
Oshkosh B'Gosh Cl A                            30,386               551,810
Oxford Inds                                    41,918             1,554,739
Quiksilver                                    146,724(b,d)        3,998,228
Russell                                        84,409             1,459,432
Stride Rite                                    97,545             1,009,591
Wolverine World Wide                          101,157             3,079,219
Total                                                            20,726,145

Utilities -- electric (1.3%)
Allete                                         76,405             2,596,242
Avista                                        125,168             2,225,487
Central Vermont Public Service                 31,357               689,227
CH Energy Group                                40,750             1,818,673
Cleco                                         121,800             2,219,196
El Paso Electric                              123,049(b)          2,048,766
Green Mountain Power                           13,149               340,559
UIL Holdings                                   37,549             1,902,983
Unisource Energy                               88,595             2,178,551
Total                                                            16,019,684

Utilities -- natural gas (3.1%)
Atmos Energy                                  198,055             5,111,800
Cascade Natural Gas                            29,079               589,141
Energen                                        94,072             5,059,192
Laclede Group                                  54,240             1,635,336
New Jersey Resources                           71,531             2,940,639
Northwest Natural Gas                          70,699             2,241,158
Piedmont Natural Gas                           99,104(d)          4,512,205
Southern Union                                211,724(b)          4,651,577
Southwest Gas                                  91,258             2,229,433
Southwestern Energy                            93,511(b)          4,295,895
UGI                                           131,750             5,089,503
Total                                                            38,355,879

Utilities -- telephone (0.3%)
Commonwealth Telephone
  Enterprises                                  54,460(b)          2,485,010
General Communication Cl A                    148,292(b)          1,358,355
Total                                                             3,843,365

Total common stocks
(Cost: $992,757,264)                                         $1,219,473,242

Other (--%)(b)
Issuer                                         Shares              Value(a)

Milacron
  Rights                                       42,485               $31,864

Total other
(Cost: $--)                                                         $31,864

Bonds (0.1%)
Issuer                  Coupon                Principal            Value(a)
                         rate                  amount

Mueller Inds
  11-01-14                6.00%              $768,927              $761,238
Timco Aviation Services
  Pay-in-kind
   01-02-07               8.00                 11,048(g,h,i)             --

Total bonds
(Cost: $768,992)                                                   $761,238

Short-term securities (7.3%)(e)
Issuer                 Effective               Amount              Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (7.1%)
Federal Home Loan Mtge Corp Disc Nts
  11-16-04                1.78%           $11,400,000           $11,389,883
  01-04-05                1.86             12,600,000            12,556,543
Federal Natl Mtge Assn Disc Nts
  11-01-04                1.68             10,000,000             9,998,600
  11-08-04                1.71              5,000,000             4,997,625
  12-14-04                1.83              9,900,000             9,876,857
  12-22-04                1.79              5,000,000             4,986,593
  12-29-04                1.74             18,200,000            18,146,345
  01-05-05                1.86             15,400,000            15,346,054
Total                                                            87,298,500

Commercial paper (0.2%)
Ranger Funding LLC
   11-16-04               1.82              2,900,000             2,897,361

Total short-term securities
(Cost: $90,186,223)                                             $90,195,861

Total investments in securities
(Cost: $1,083,712,479)(j)                                    $1,310,462,205

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5  -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2004, the value of foreign securities represented 0.5% of net assets.

(d)  At Oct. 31, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 5.9% of net assets. 1.4% of the net assets is the Fund's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts:

     Type of security                                                Contracts
     Purchase contracts
     Russell 2000 Index, Dec. 2004                                          60

(g)  Negligible market value.

(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Oct. 31, 2004, is as follows:

     Security                                  Acquisition                Cost
                                                  dates
     Timco Aviation Services
      8.00% Pay-in-kind 2007             02-21-03 thru 09-14-04            $65

(j) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $1,083,712,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 373,022,000
     Unrealized depreciation                                      (146,272,000)
                                                                  ------------
     Net unrealized appreciation                                 $ 226,750,000
                                                                 -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
6  -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

                                                             S-6357-80 A (12/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP MARKET ADVANTAGE SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 28, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          December 28, 2004